Acquisition of OAPLT (Details) - USD ($)		7 Months Ended
	Nov. 29, 2022	Jun. 30, 2023
Acquisition of OAPLT [Line Items]
Impairment of goodwill		$ 149,369
OAPLT [Member]
Acquisition of OAPLT [Line Items]
Percentage of issued and outstanding	100.00%